Foreign currency risk and fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of derivative financial instruments at December 31, 2020 and June 30, 2021.

	At December 31, 2020
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$84
Total	€2,250	$84

	At June 30, 2021
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€1,250	$(5)
Total	€1,250	$(5)